United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  9/30/99

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street, Suite 1500
       Cleveland, Ohio  44114-3198

Form 13F File Number:  28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216.781.5600

Signature, Place, and Date of Signing:

___________________________         Cleveland, Ohio           November 3, 1999
              (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are
reported in this
          report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are
reported by
          other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
reporting manager
          are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:               82

Form 13F Information Table Value Total: $      188,913
                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                               FORM 13F INFORMATION TABLE

Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority

Sole
Shared
None

Abbott Laboratories Equities       002824100            4180        113931 sh   -    sole none
Air Products & Chem  Equities      009158106            1938         66251 sh   -    sole none
Allied Capital Equities            01903q108             344         15320 sh   -    sole none
Altera Corp    Equities            021441100            4095         94420 sh   -    sole none
American Express    Equities       025816109            3166         23450 sh   -    sole none
American Home Prods Equities       026609107            4691         11304 sh   -    sole none
American Intl Group Equities       026874107            2879         33113 sh   -    sole none
Atlantic Coast Airlines            Equities  048396105                 379           21340     sh   -    sole
none
Automatic Data Proc Equities       053015103            1937         43397 sh   -    sole none
BP Amoco PLC   Equities            055622104            1281         11562 sh   -    sole none
Bank One       Equities            06423a103            1920         55135 sh   -    sole none
BellSouth Corp.     Equities       079860102             491         10922 sh   -    sole none
Boeing              Equities       097023105            2286         53622 sh   -    sole none
Bristol-Myers Squibb Equities      110122108            1155         17110 sh   -    sole none
CBRL Group     Equities            12489v106            1671        128550 sh   -    sole none
Carnival Corp  Equities            143658102             806         18531 sh   -    sole none
Cedar Fair L.P.     Equities       150185106             305         14720 sh   -    sole none
Ciber               Equities       17163b102            2991        195350 sh   -    sole none
Cisco Systems Inc.  Equities       17275r102            1393         20314 sh   -    sole none
Comair Holdings     Equities       199789108             626         37498 sh   -    sole none
Compaq Computer     Equities       204493100            2712        118575 sh   -    sole none
Conseco        Equities            208464107            1833         96450 sh   -    sole none
DST Systems Inc.    Equities       233326107             646         11366 sh   -    sole none
Delhaize America 'B' Equities      246688204             233         10333 sh   -    sole none
Disney Company, Walt Equities      254687106             943         36263 sh   -    sole none
Duke Power Company  Equities       264399106             570         10344 sh   -    sole none
EMC Corp Mass  Equities            268648102             834         11690 sh   -    sole none
ENDESA         Equities            29258n107            2190        114500 sh   -    sole none
Elan Corp PLC  Equities            284131208            6006        178942 sh   -    sole none
Ericsson L.M. Tele  Equities       294821400            5415        173275 sh   -    sole none
Erie Indemnity Co CL A             Equities  29530p102                3277           99500     sh   -    sole
none
Exxon Corp     Equities            302290101            1940         25521 sh   -    sole none
FDX            Equities            31304n107            4905        126186 sh   -    sole none
Federal Home Loan   Equities       313400301             702         13500 sh   -    sole none
Federal National Mtg               Equities  313586109                6430          102576     sh   -    sole
none
Ferro Corp.    Equities            315405100            2430         11400 sh   -    sole none
First Merit    Equities            337915201            4068        160296 sh   -    sole none
First Union Company Equities       337358105            1419         39825 sh   -    sole none
Flow International Corp            Equities  343468104                 208           20000     sh   -    sole
none
GTE Corp.      Equities            362320103             887         11535 sh   -    sole none
Gannett        Equities            364730101             761         11000 sh   -    sole none
General Electric    Equities       369604103           10403         87741 sh   -    sole none
Goodyear Tire&Rubber Equities      382550101             746         15493 sh   -    sole none
Hershey Foods  Equities            427866108            1811         37201 sh   -    sole none
Hewlett-Packard Co  Equities       428236103            4970         54766 sh   -    sole none
Home Depot     Equities            437076102             815         11869 sh   -    sole none
Illinois Tool Wks Inc              Equities  452308109                2543           34100     sh   -    sole
none
Intel Corporation   Equities       458140100            8621        116012 sh   -    sole none
Interpublic Group   Equities       460690100            2916         70900 sh   -    sole none
Jefferson Pilot     Equities       475070108            3287         52024 sh   -    sole none
Johnson & Johnson   Equities       478160104            4373         47594 sh   -    sole none
KeyCorp        Equities            493267108            2226         86237 sh   -    sole none
Koninklijke Philips Elect          Equities  500472204                5950           58906     sh   -    sole
none
Lear                Equities       521865105            1344         38183 sh   -    sole none
Leggett & Platt Inc. Equities      524660107            4110        208750 sh   -    sole none
Leucadia National Corp             Equities  527288104                1898           90390     sh   -    sole
none
Lucent Technologies Equities       549463107             841         12961 sh   -    sole none
MBNA Corp      Equities            55262l100             304         13337 sh   -    sole none
Medtronic Inc  Equities            585055106             830         23350 sh   -    sole none
Merck & Company Inc. Equities      589331107            2640         40726 sh   -    sole none
National City Corp  Equities       635405103            2528         94734 sh   -    sole none
Norfolk Southern    Equities       655844108            1820         74295 sh   -    sole none
Northern Trust Corp Equities       665859104             952         11400 sh   -    sole none
Nuveen NJ Investment Equities      670971100             308         19348 sh   -    sole none
PepsiCo Inc    Equities            713448108            2822         92528 sh   -    sole none
Pfizer Inc     Equities            717081103            6015        167654 sh   -    sole none
Phelps Dodge Corp   Equities       717265102            1379         25050 sh   -    sole none
Philip Morris Cos   Equities       718154107             489         14315 sh   -    sole none
Procter & Gamble    Equities       742718109            2997         31965 sh   -    sole none
RPM Inc.       Equities            749685103             313         25653 sh   -    sole none
Royal Dutch Petroleum              Equities  780257804                3387           57348     sh   -    sole
none
Schlumberger Ltd    Equities       806857108            3826         61400 sh   -    sole none
Service Corporation Intl           Equities  817565104                1367          129399     sh   -    sole
none
Sterling Comm Inc   Equities       859205106             410         22080 sh   -    sole none
Sungard Data Sys Inc Equities      867363103             294         11165 sh   -    sole none
Synovus Financial   Equities       871610105             579         30968 sh   -    sole none
Sysco Corp.    Equities            871829107            3159         90085 sh   -    sole none
Texas Instruments   Equities       882508104            1053         12800 sh   -    sole none
Textron Inc    Equities            883203101            4828         62400 sh   -    sole none
Tokio Marine & Fire Ins            Equities  889090403                1334           23200     sh   -    sole
none
Wal-Mart Stores Inc. Equities      931142103            1341         28200 sh   -    sole none
Wells Fargo & Co    Equities       949746101            6554        165400 sh   -    sole none